CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and due from banks	$ 10,696,653	$ 13,074,091
Federal funds sold	190,000	5,040,000
Interest-bearing deposits with banks	409,002	1,004,098
Securities available for sale (AFS), at fair value	47,205,663	41,827,612
Securities held to maturity (HTM), at amortized cost	112,619,434	153,516,839
Federal Home Loan Bank and Federal Reserve Bank stock - at cost	5,476,050	5,587,000
Loans receivable - net of allowance for loan losses of $8,246,957 and $7,655,041	747,640,752	710,088,775
Premises and equipment, net	19,782,236	16,440,902
Other real estate owned (OREO)	6,891,353	5,028,513
Accrued interest receivable	2,904,325	3,027,784
Investment in bank owned life insurance	18,730,580	18,098,085
Other assets	9,093,164	10,746,024
Total Assets	981,639,212	983,479,723
Liabilities and Stockholders' Equity
Non-interest-bearing deposits	102,319,581	81,097,622
Interest-bearing deposits	717,910,707	746,155,579
Total deposits	820,230,288	827,253,201
Short-term borrowings	1,000,000	0
Long-term debt	60,527,208	60,576,595
Guaranteed preferred beneficial interest in junior subordinated debentures	12,000,000	12,000,000
Accrued expenses and other liabilities	8,834,455	8,195,829
Total Liabilities	902,591,951	908,025,625
Stockholders' Equity
Preferred Stock, Senior Non-Cumulative Perpetual, Series C - par value $1,000; authorized 20,000; issued 20,000	20,000,000	20,000,000
Common stock - par value $.01; authorized - 15,000,000 shares; issued 3,052,416 and 3,026,557 shares, respectively	30,524	30,266
Additional paid in capital	17,873,560	17,367,403
Retained earnings	41,986,633	38,712,194
Accumulated other comprehensive gain	139,184	289,599
Unearned ESOP shares	(982,640)	(945,364)
Total Stockholders' Equity	79,047,261	75,454,098
Total Liabilities and Stockholders' Equity	$ 981,639,212	$ 983,479,723